Investment Objectives and Goals - Aura AI Photonics ETF	Jul. 29, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Aura AI Photonics ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Aura AI Photonics ETF seeks to track the performance, before fees and expenses, of the VettaFi AI Photonics Index (the “Index”).